Earnings Per Share	6 Months Ended
Jun. 30, 2017
Earnings per Share
Earnings per share

20. Earnings Per Share

(i)Basic earnings per share

Basic earnings per share is calculated by dividing the net income attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares in issue during the period. Treasury shares held by the Trustee are excluded from the weighted average number of outstanding ordinary shares in issue for purposes of calculating basic earnings per share.

	Six Months Ended
	June 30,
	2017	2016
Weighted average number of outstanding ordinary shares in issue	60,660,846	58,822,425
Net income (US$’000)	3,685	2,794
Net income attributable to non-controlling interests (US$’000)	(2,003)	(2,257)
Net income for the period attributable to ordinary shareholders of the Company (US$’000)	1,682	537
Earnings per share attributable to ordinary shareholders of the Company (US$ per share)	0.03	0.01

(ii)Diluted earnings per share

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders of the Company, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents include shares issuable upon the exercise or settlement of share-based awards issued by the Company and its subsidiaries using the treasury stock method.

	Six Months Ended
	June 30,
	2017	2016
Weighted average number of outstanding ordinary shares in issue	60,660,846	58,822,425
Adjustment for share options and LTIP	473,693	303,660
	61,134,539	59,126,085
Net income for the period attributable to ordinary shareholders of the Company (US$’000)	1,682	537
Earnings per share attributable to ordinary shareholders of the Company (US$ per share)	0.03	0.01